Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

9. Leases

500 Technology Square

The Company leased building space at 500 Technology Square in Cambridge, Massachusetts. Under the terms of the lease, the Company leased approximately 19,823 square feet for $1.5 million per year in base rent, which was subject to a 2.5% annual rent increase plus certain operating expenses and taxes. The Company accounted for this lease as an operating lease. The lease commenced on December 28, 2016 and originally expired on December 31, 2021. On August 26, 2019, the Company signed a lease termination to accelerate the expiration date of the lease to February 28, 2020. Upon execution of the initial lease agreement, the Company provided a security deposit of $0.4 million which was held in the form of a letter of credit and was classified as current restricted cash on the condensed consolidated balance sheet as of December 31, 2019 to reflect the lease termination within 12 months of the balance sheet date. The lease provided the Company with a tenant improvement allowance of $1.2 million, which was amortized as a reduction to rent expense over the remaining lease term. On the date of the agreement regarding the lease termination, amortization of all associated leasehold improvement assets was accelerated. The deferred rent and landlord incentive balances were reflected as current liabilities on the condensed consolidated balance sheet as of December 31, 2019.

4 Hartwell Place

On March 5, 2019, the Company entered into a non-cancelable property lease for manufacturing space at 4 Hartwell Place in Lexington, Massachusetts. Under the terms of the lease, the Company leases approximately 18,707 square feet for $0.9 million per year in base rent, which is subject to a 3.0% annual rent increase during the initial lease term, plus certain operating expenses and taxes. The Company accounts for this lease as an operating lease. The lease term commenced in July 2019 and will end in December 2029. The Company has the option to extend the lease twice, each for a 5-year period, on the same terms and conditions as the current lease, subject to a change in base rent based on market rates. The Company intends to fully occupy the space in late-2020. Upon execution of the lease agreement, the Company provided a security deposit of $0.4 million which is held in the form of a letter of credit and was classified as non-current restricted cash on the condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019. The lease provides the Company with a tenant improvement allowance of up to $1.3 million, which is being amortized as a reduction to rent expense over the remaining lease term. As of September 30, 2020, the Company had received $1.1 million of the tenant improvement allowance. Costs incurred related to the allowance are capitalized as leasehold improvements.

35 CambridgePark Drive

On March 22, 2019, the Company entered into a non-cancelable property lease for office and laboratory space at 35 CambridgePark Drive in Cambridge, Massachusetts. Under the terms of the lease, the Company leases approximately 68,258 square feet for $4.9 million per year in base rent, which is subject to a 3.0% annual rent increase during the initial lease term, plus certain operating expenses and taxes. The Company accounts for this lease as an operating lease. The lease term commenced upon execution of the lease on March 26, 2019 and is expected to end in November 2029. The Company has the option to extend the lease for a 10-year period on the same terms and conditions as the current lease, subject to a change in base rent based on market rates. The Company occupied the space in February 2020 as its new corporate headquarters. Upon execution of the lease agreement, the Company provided a security deposit of $3.7 million which is held in the form of a letter of credit and was classified as non-current restricted cash on the condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019. The lease provides the Company with a tenant improvement allowance of $12.3 million, subject to reduction for a 2% construction oversight fee due to the landlord, which is being amortized as a reduction to rent expense over the remaining lease term. As of September 30, 2020, the Company had received $12.2 million of the tenant improvement allowance. Costs incurred related to the allowance are capitalized as leasehold improvements.

On April 27, 2020, the Company entered into a sublease for 23,280 square feet of its leased space at 35 CambridgePark Drive. Under the terms of the sublease, the sublessee is to pay the Company approximately $1.3 million per year, which is subject to a 3.0% annual rent increase, plus certain operating expenses. The Company remains jointly and severally liable under the head lease and accounts for the sublease as an operating lease. The lease term commenced on May 18, 2020 and is expected to end in May 2022. The sublessee has the option to extend the sublease for a one-year period on the same terms and conditions as the current sublease, subject to a change in base rent based on the greater of (i) an increase of 3% of the annual rent owed by the sublessee in year two, and (ii) market rent for the subleased premises. Upon execution of the sublease agreement, the sublessee provided the Company a security deposit of $0.3 million which is held in the form of a letter of credit. During the three and nine months ended September 30, 2020, the Company recognized sublease income of $0.3 million and $0.5 million, respectively, which was presented in other income on the condensed consolidated statements of operations and comprehensive loss.

The components of operating lease costs were as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30, 2020	NINE MONTHS ENDED SEPTEMBER 30, 2020
Operating lease costs	$1,206	$3,627
Short-term lease costs	5	14
Variable lease costs	553	1,663
Sublease income	(337)	(495)

	$1,427	$4,809

There was no sublease income recognized during the three or nine months ended September 30, 2019.

Variable lease costs were primarily related to operating expenses, taxes and utilities associated with the operating leases, which were assessed based on the Company’s proportionate share of such costs for the leased premises.

Cash paid for amounts included in the measurement of operating lease liabilities for the nine months ended September 30, 2020 totaled $4.6 million.

The weighted-average remaining lease term and discount rate used in calculating the Company’s operating lease liabilities as of September 30, 2020 were 9.2 years and 10.3%, respectively.

Undiscounted cash flows used in calculating the Company’s operating lease liabilities and amounts to be received under the sublease at 35 CambridgePark Drive as of September 30, 2020 are as follows (in thousands):

YEAR ENDED DECEMBER 31,	OPERATING LEASE PAYMENTS	SUBLEASE RECEIPTS	NET OPERATING LEASE PAYMENTS
2020 (excluding the nine months ended September 30, 2020)	$1,221	$313	$908
2021	5,919	1,273	4,646
2022	6,123	483	5,640
2023	6,307	—	6,307
2024	6,496	—	6,496
Thereafter	34,978	—	34,978

Total undiscounted cash flows	$61,044	$2,069	$58,975
Less: Amounts representing interest	(22,164)

Present value of lease liabilities	$38,880

Prior to the adoption of ASC 842, future minimum lease payments under non-cancelable operating leases as of December 31, 2019 were as follows (in thousands):

YEAR ENDED DECEMBER 31,	TOTAL
2020	$6,030
2021	5,945
2022	6,123
2023	6,307
2024	6,496
Thereafter	34,978

$65,879

The Company recognized rent expense of $1.7 million and $3.7 million for the three and nine months ended September 30, 2019, respectively.

9. Leases

500 Technology Square

The Company leased building space at 500 Technology Square in Cambridge, Massachusetts. Under the terms of the lease, the Company leased approximately 19,823 square feet for $1.5 million per year in base rent, which was subject to a 2.5% annual rent increase plus certain operating expenses and taxes. The Company accounted for this lease as an operating lease. The lease commenced on December 28, 2016 and originally expired on December 31, 2021. On August 26, 2019, the Company signed a lease termination to accelerate the expiration date of the lease to February 28, 2020. Upon execution of the initial lease agreement, the Company provided a security deposit of $0.4 million which was held in the form of a letter of credit and was classified as current restricted cash on the consolidated balance sheet as of December 31, 2019 to reflect the lease termination within 12 months of the balance sheet date. The lease provided the Company with a tenant improvement allowance of $1.2 million, which was amortized as a reduction to rent expense over the remaining lease term. On the date of the agreement regarding the lease termination, amortization of all associated leasehold improvement assets was accelerated. The deferred rent and landlord incentive balances are reflected as current liabilities on the consolidated balance sheets as of December 31, 2019.

4 Hartwell Place

On March 5, 2019, the Company entered into a non-cancelable property lease for manufacturing space at 4 Hartwell Place in Lexington, Massachusetts. Under the terms of the lease, the Company leases approximately 18,707 square feet for $0.9 million per year in base rent, which is subject to a 3.0% annual rent increase during the initial lease term, plus certain operating expenses and taxes. The Company accounts for this lease as an operating lease. The lease term commenced in July 2019 and will end in December 2029. The Company has the option to extend the lease twice, each for a 5-year period, on the same terms and conditions as the current lease, subject to a change in base rent based on market rates. The Company intends to fully occupy the space in late-2020. Upon execution of the lease agreement, the Company provided a security deposit of $0.4 million which is held in the form of a letter of credit and is classified as non-current restricted cash on the consolidated balance sheets as of December 31, 2019. The lease provides the Company with a tenant improvement allowance of up to $1.3 million, which is being amortized as a reduction to rent expense over the remaining lease term.

35 CambridgePark Drive

On March 22, 2019, the Company entered into a non-cancelable property lease for office and laboratory space at 35 CambridgePark Drive in Cambridge, Massachusetts. Under the terms of the lease, the Company leases approximately 68,258 square feet for $4.9 million per year in base rent, which is subject to a 3.0% annual rent increase during the initial lease term, plus certain operating expenses and taxes. The Company accounts for this lease as an operating lease. The lease term commenced upon execution of the lease on March 26, 2019 and is expected to end in November 2029. The Company has the option to extend the lease for a 10-year period on the same terms and conditions as the current lease, subject to a change in base rent based on market rates. The Company occupied the space in February 2020 as its new corporate headquarters. Upon execution of the lease agreement, the Company provided a security deposit of $3.7 million which is held in the form of a letter of credit and is classified as non-current restricted cash on the consolidated balance sheets as of December 31, 2019. The lease provides the Company with a tenant improvement allowance of $12.3 million, subject to reduction for a 2% construction oversight fee due to the landlord, which is being amortized as a reduction to rent expense over the remaining lease term.

On April 27, 2020, the Company entered into a sublease for 23,280 square feet of its lease space at 35 CambridgePark Drive. Under the terms of the sublease, the sublessee is to pay the Company approximately $1.3 million per year, which is subject to a 3.0% annual rent increase, plus certain operating expenses. The Company remains jointly and severally liable under the head lease and accounts for the sublease as an operating lease. The lease term commenced on May 18, 2020 and is expected to end in May 2022. The sublessee has the option to extend the sublease for a one-year period on the same terms and conditions as the current sublease, subject to a change in base rent based on the greater of (i) an increase of 3% of the annual rent owed by the sublessee in year two, and (ii) market rent for the subleased premises. Upon execution of the sublease agreement, the sublessee provided the Company a security deposit of $0.3 million which is held in the form of a letter of credit.

YEAR ENDED DECEMBER 31,	OPERATING LEASE PAYMENTS	SUBLEASE RECEIPTS	NET OPERATING LEASE PAYMENTS
2020 (excluding the six months ended June 30, 2020)	$2,892	$625	$2,267
2021	5,945	1,273	4,672
2022	6,123	483	5,640
2023	6,307	—	6,307
2024	6,496	—	6,496
Thereafter	34,978	—	34,978

Total undiscounted cash flows	$62,741	$2,381	$60,360
Less: amounts representing interest	$(24,744)

Present value of lease liabilities	$37,997

Prior to the adoption of ASC 842, future minimum lease payments under non-cancelable operating leases as of December 31, 2019 were as follows (in thousands):

YEAR ENDED DECEMBER 31,	TOTAL
2020	$6,030
2021	5,945
2022	6,123
2023	6,307
2024	6,496
Thereafter	34,978

$65,879

The Company recognized rent expense of $1.2 million, and $5.2 million for the years ended December 31, 2018 and 2019, respectively.